UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

August 15, 2002	       John W. Fisher			Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 22

Form 13F Information Table Value Total:	$250,282,424.00


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.








                                                                Market       Voting
  Name of Issuer   Title of ClasQuantity     Cusip               Value       Authority

3M COMPANY                  com   260501      88579Y101        $32,041,623.00   sole
CATERPILLAR                 com   507814       149123101       $24,857,519.00   sole
PROCTER & GAMBLE            com   269203       742718109       $24,039,828.00   sole
DUPONT                      com   509270       263534109       $22,611,585.00   sole
EXXON MOBIL                 com   551943      30231G102        $22,585,511.00   sole
PHILIP MORRIS               com   495446       718154107       $21,641,080.00   sole
GENERAL MOTORS              com   301984       370442105       $16,141,071.00   sole
JP MORGAN                   com   394113      46625H100        $13,368,297.00   sole
CITIGROUP                   com   337245       172967101       $13,068,246.00   sole
CHEVRONTEXACO               com   133187       166764100       $11,787,010.00   sole
GENERAL ELECTRIC            com   359802       369604103       $10,452,248.00   sole
SBC COMMUNICATIONS,         com   340708      78387G103        $10,391,594.00   sole
AMERICAN EXPRESS            com   222730      025816109         $8,089,554.00   sole
MERCK                       com   156739       589331107        $7,937,263.00   sole
IBM                         com   108050       459200101        $7,779,600.00   sole
DELPHI CORPORATON           com    64511       247126105          $851,545.00   sole
ALLSTATE                    com    22862      020002101           $845,437.00   sole
AMERICAN INTERNATIO         com     7191      026874107           $490,642.00   sole
COCA COLA                   com     7980       191216100          $446,880.00   sole
VERIZON                     com     8637      92343V104           $346,776.00   sole
SPYDER                      com     2651      78462F103           $262,343.00   sole
JOHNSON & JOHNSON           com     4722       478160104          $246,772.00   sole
                                                              $250,282,424.00